Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2016
Accrued expenses
Schedule of accrued expenses

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Interest	85,034	75,711
Logistic charges	34,638	45,307
Professional service fees	40,468	42,601
Testing fee	38,785	40,923
Tax	20,919	24,782
Commission fee	17,309	22,685
Utilities	1,281	5,719
Rental fee	6,507	1,292
Others	22,231	23,635

Total accrued expenses	267,172	282,655